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AZL Morgan Stanley Global Real Estate Fund
AZL® MORGAN STANLEY GLOBAL REAL ESTATE FUND, CLASS 1 AND CLASS 2
Investment Objective
The Fund seeks to provide income and capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL Morgan Stanley Global Real Estate Fund		Class 1	Class 2
Management Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		1.04%	1.29%
Fee Waiver	[1]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses	[1],[2]	0.89%	1.14%
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.75% effective March 1, 2020 through at least April 30, 2021, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason. Current ratios in table will not match Financial Highlights, as the waiver to 0.75% was not effective until March 1, 2020, and prior to that it was 0.85%.
[2]	After Fee Waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AZL Morgan Stanley Global Real Estate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	91	316	559	1,257
Class 2	116	394	693	1,543

Expense Example, No Redemption - AZL Morgan Stanley Global Real Estate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	91	316	559	1,257
Class 2	116	394	693	1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), real estate investment trusts (REITs) and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser’s approach emphasizes a bottom-up stock selection with a top-down global allocation.

The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Subadviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Subadviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given region, sector and/or country. The Subadviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

The Subadviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Subadviser may engage with company management regarding corporate governance practices, as well as what the Subadviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The equity securities in which the Fund may invest include common stocks, preferred stock, convertible securities, depositary receipts, rights and warrants and limited partnership interests.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform funds that use other investment strategies.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since its inception compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges, which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	19.32%
Lowest (Q3, 2011)	-20.82%

Average Annual Total Returns
Average Annual Total Returns - AZL Morgan Stanley Global Real Estate Fund		One Year Ended December 31, 2019	Five Years Ended December 31, 2019	Ten Years Ended December 31, 2019
					Since Inception	Inception Date
Class 1		18.53%			6.02%	Oct. 17, 2016
Class 2		18.10%	3.92%	7.22%
FTSE EPRA Nareit Developed Real Estate Index	[1]	23.06%	6.53%	9.25%	8.49%	Oct. 17, 2016
[1]	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the FTSE EPRA Nareit Developed Real Estate Index is calculated from 10/17/2016.